PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2017	2016
Cost:

Computer, peripheral equipment and software	$84,670	$78,521
Office furniture and equipment	10,416	10,103
Leasehold improvements	5,790	5,607

	100,876	94,231
Accumulated depreciation:

Computer, peripheral equipment and software	67,275	59,696
Office furniture and equipment	6,684	5,382
Leasehold improvements	3,275	2,799

	77,234	67,877

Property and equipment, net	$23,642	$26,354